NONVESTED SHARES - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation expenses
Incremental compensation expenses	$ 1,382	$ 3,606	$ 2,060
Fulfillment
Share-based compensation expenses
Incremental compensation expenses	15	15	238
Selling and marketing
Share-based compensation expenses
Incremental compensation expenses	142	82	408
General and administrative
Share-based compensation expenses
Incremental compensation expenses	$ 1,225	$ 3,509	$ 1,414